Capital Stock and Reverse Stock Split - Schedule of Outstanding and Exercisable Warrants (Details) - $ / shares	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Number of Shares, Warrants Outstanding	1,873,684	67,204
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 4 months 20 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.49
Number of Shares, Warrants Exercisable	1,873,684
Weighted Average Exercise Price, Warrants Exercisable	$ 0.49
Warrant One [Member]
Number of Shares, Warrants Outstanding	311,131
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 2 months 12 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.49
Number of Shares, Warrants Exercisable	311,131
Weighted Average Exercise Price, Warrants Exercisable	$ 0.49
Warrant Two [Member]
Number of Shares, Warrants Outstanding	1,303,293
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 4 months 9 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.49
Number of Shares, Warrants Exercisable	1,303,293
Weighted Average Exercise Price, Warrants Exercisable	$ 0.49
Warrant Three [Member]
Number of Shares, Warrants Outstanding	259,260
Weighted Average Remaining Contractual life, Warrants Outstanding	4 years 9 months 11 days
Weighted Average Exercise Price, Warrants Outstanding	$ 0.53
Number of Shares, Warrants Exercisable	259,260
Weighted Average Exercise Price, Warrants Exercisable	$ 0.53